Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Rent expense on operating leases	$ 76,644	$ 60,479	$ 50,908
Contingent rental expense	1,556	2,201	1,789
Interest expense	1,664	1,610	1,560
Deduction in general insurance policy liability per claim	150
Workers compensation	300
Accrued claims related to self insurance general liability and workers compensation insurance liability	$ 2,416	$ 2,160